Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment
4.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of March 31, 2020 and December 31, 2019.

	March 31, 2020	December 31, 2019

Computers	$29,000	$29,000
Furniture and fixture	75,000	75,000
Machinery and equipment	39,000	39,000
Leasehold improvement	862,000	741,000
Total property and equipment	1,005,000	884,000
Accumulated depreciation	(202,000)	(164,000)
Total property and equipment, net	$803,000	$720,000

Depreciation expense amounted to $38,000 and $4,000 for three months ended March 31, 2020 and 2019, respectively.

4.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2019 and 2018.

	December 31, 2019	December 31, 2018

Computers	$29,000	$28,000
Furniture and fixture	75,000	56,000
Machinery and equipment	39,000	24,000
Leasehold improvement	741,000	-
Total property and equipment	884,000	108,000
Accumulated depreciation	(164,000)	(97,000)
Total property and equipment, net	$720,000	$11,000

Depreciation expense amounted to $67,000 and $20,000 for the year ended December 31, 2019 and 2018, respectively.